Related party transactions (Details 1) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Due to related parties	$ 379,082	$ 33,814
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	82,039	24,496
Yefang Zhango [Member]
Due to related parties	296,873	9,150
Forasen Holdings Group Co., Ltd [Member]
Due to related parties	$ 170	$ 168